WASATCH FUNDS, INC.

Wasatch Core Growth Fund®, Wasatch Emerging Markets Small Cap Fund™, Wasatch Global Opportunities Fund™, Wasatch Global Science & Technology Fund® , Wasatch Heritage Growth Fund®, Wasatch International Growth Fund® , Wasatch International Opportunities Fund™, Wasatch Micro Cap Fund®, Wasatch Micro Cap Value Fund®, Wasatch Small Cap Growth Fund®, Wasatch Small Cap Value Fund®, Wasatch Ultra Growth Fund®, Wasatch-Hoisington U.S. Treasury Fund, Wasatch–1st Source Income Fund, Wasatch–1st Source Income Equity Fund and Wasatch–1st Source Long/Short Fund (each, a “Fund” and collectively, the “Funds”)

Supplement dated December 30, 2009 to the Prospectus

dated January 31, 2009 and the Statement of Additional Information (“SAI”)

dated January 31, 2009 as amended on March 24, 2009

The Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2009 and the SAI dated January 31, 2009 as amended on March 24, 2009. Additional copies of the Prospectus and the SAI may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

The “Management” section of the Prospectus and the “Investment Advisory and Other Services” section of the SAI are amended to include the following information:

A principal shareholder of WA Holdings, Inc. (“Wasatch”), the parent company of Wasatch Advisors, Inc. (the “Advisor”), is intending to sell his Wasatch shares back to Wasatch effective December 31, 2009 (the “Transaction”). Following the Transaction, Wasatch will continue to be 100% employee owned. No shareholder will own over 25% of Wasatch and no individual employee will be deemed to control Wasatch. Because the Transaction may be deemed a change of control of the Advisor, the advisory and service contracts between Wasatch Funds, Inc. (the “Company”) and the Advisor on behalf of the respective Funds, the sub-advisory agreement between the Advisor and Hoisington Investment Management Company (“HIMCO”) on behalf of the Wasatch-Hoisington U.S. Treasury Fund (the “U.S. Treasury Fund”), and the sub-advisory agreement between the Advisor and 1st Source Corporation Investment Advisors, Inc. (“1st Source” and together with HIMCO, the “Sub-Advisors”) on behalf of the Wasatch-1st Source Income Fund (the “Income Fund”) will automatically terminate in accordance with their terms and applicable law upon the consummation of the Transaction. The foregoing advisory and sub-advisory agreements are each a “Prior Agreement.” Accordingly, for the Advisor and Sub-Advisors to continue to provide services to the respective Funds, shareholders of the Funds are being asked to approve a new advisory agreement with the Advisor on behalf of their Fund, the shareholders of the U.S. Treasury Fund are being asked to approve a new sub-advisory agreement between the Advisor and HIMCO, and the shareholders of the Income Fund are being asked to approve a new sub-advisory agreement between the Advisor and 1st Source (each a “New Agreement” and collectively, the “New Agreements”).

To ensure the continuity of investment advisory services to the Funds after the closing of the Transaction and before shareholder approval of the New Agreements, the Board has approved interim advisory agreements between the Advisor and the Company on behalf of the respective Funds, an interim sub-advisory agreement between the Advisor and 1st Source on behalf of the Income Fund, and an interim sub-advisory agreement between the Advisor and HIMCO on behalf of the U.S. Treasury Fund (collectively, the “Interim Agreements”). Each Interim Agreement will be effective upon the consummation of the Transaction and will continue to be in effect until the earlier of (i) 150 days following the date of its execution or (ii) the effective date of the applicable New Agreement (provided such agreement has been approved in the manner required under the 1940 Act), unless terminated sooner in accordance with its terms. In addition, the rate of compensation paid to the Advisor or Sub-Advisor under the applicable Interim Agreement is the same as that under the corresponding Prior Agreement. However, the compensation accrued under the respective Interim Agreement is to be held in an interest bearing escrow account with the Fund’s custodian or a bank. If the applicable New Agreement is approved by shareholders by the end of the 150 days following the effective date of the respective Interim Agreement, the amount held in the escrow account (including interest thereon) will be paid to the Advisor or Sub-Advisor, as applicable. However, if shareholders do not approve the applicable New Agreement by such date, the Advisor or Sub-Advisor, as applicable, will be paid out of the escrow account, the lesser of: (i) any costs incurred by the Advisor or Sub-Advisor in performing the Interim Agreement (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned on that amount while in escrow).

In addition to the above, shareholders of the Funds will be asked to approve an agreement and plan of reorganization, which will change the state and form of the organization of the Company from a Minnesota corporation to a newly formed Massachusetts business trust known as “Wasatch Funds Trust” (the “Trust”).

In light of the above, a Special Meeting of Shareholders of the “Company” will be held on February 11, 2010, at the offices of Wasatch Funds, Inc., 150 Social Hall Avenue, 4th Floor, Salt Lake City, Utah 84111 at 10:00 a.m., Mountain time (the “Meeting”). At the Meeting, Fund shareholders of record as of December 14, 2009 will be asked, as applicable, to vote on the proposals:

1.	To approve the election of Directors;

2.	To approve a new Advisory and Service Contract between the Company and the Advisor;

3.	To approve a new Sub-Advisory Agreement between the Advisor and HIMCO with respect to the U.S. Treasury Fund;

4.	To approve a new Sub-Advisory Agreement between the Advisor and 1st Source with respect to the Income Fund;

5.	To approve a proposed Agreement and Plan of Reorganization, pursuant to which each Fund would be reorganized as a separate series of the Trust and the liquidation and dissolution of the Funds and the Company; and

6.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

The Directors of the Company have considered the proposals and recommend that the shareholders of each Fund vote in favor of Proposals 1 through 5, as applicable. If any of the proposals is approved by the shareholders the Company’s Board of Directors will take such steps to implement such proposal(s) in accordance with the Proxy Statement dated December 30, 2009 which contains additional details on all of the proposals. A copy of the Proxy Statement can be found at www.proxyonline.com/docs/Wasatch

Proxy Statement.pdf.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS, INC.

Wasatch Heritage Value Fund® (the “Heritage Value Fund”)

Supplement dated December 30, 2009 to the Prospectus

dated January 31, 2009 and the Statement of Additional Information (“SAI”)

dated January 31, 2009 as amended on March 24, 2009

The Supplement updates certain information contained in the Heritage Value Fund Prospectus dated January 31, 2009 and the SAI dated January 31, 2009 as amended on March 24, 2009. Additional copies of the Prospectus and the SAI may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

The “Management” section of the Prospectus and the “Investment Advisory and Other Services” section of the SAI are amended to include the following information:

A principal shareholder of WA Holdings, Inc. (“Wasatch”), the parent company of Wasatch Advisors, Inc. (the “Advisor”), is intending to sell his Wasatch shares back to Wasatch effective December 31, 2009 (the “Transaction”). Following the Transaction, Wasatch will continue to be 100% employee owned. No shareholder will own over 25% of Wasatch and no individual employee will be deemed to control Wasatch. Because the Transaction may be deemed a change of control of the Advisor, the advisory and service contracts between Wasatch Funds, Inc. (the “Company”) and the Advisor on behalf of the respective series of the Company (each, a “Fund” and collectively, the “Funds”), the sub-advisory agreement between the Advisor and Hoisington Investment Management Company (“HIMCO”) on behalf of the Wasatch-Hoisington U.S. Treasury Fund (the “U.S. Treasury Fund”), and the sub-advisory agreement between the Advisor and 1st Source Corporation Investment Advisors, Inc. (“1st Source” and together with HIMCO, the “Sub-Advisors”) on behalf of the Wasatch-1st Source Income Fund (the “Income Fund”) will automatically terminate in accordance with their terms and applicable law upon the consummation of the Transaction. The foregoing advisory and sub-advisory agreements are each a “Prior Agreement.” Accordingly, for the Advisor and Sub-Advisors to continue to provide services to the respective Funds, shareholders of the Funds are being asked to approve a new advisory agreement with the Advisor on behalf of their Fund, the shareholders of the U.S. Treasury Fund are being asked to approve a new sub-advisory agreement between the Advisor and HIMCO, and the shareholders of the Income Fund are being asked to approve a new sub-advisory agreement between the Advisor and 1st Source (each a “New Agreement” and collectively, the “New Agreements”).

To ensure the continuity of investment advisory services to the Funds after the closing of the Transaction and before shareholder approval of the New Agreements, the Board has approved interim advisory agreements between the Advisor and the Company on behalf of the respective Funds, an interim sub-advisory agreement between the Advisor and 1st Source on behalf of the Income Fund, and an interim sub-advisory agreement between the Advisor and HIMCO on behalf of the U.S. Treasury Fund (collectively, the “Interim Agreements”). Each Interim Agreement will be effective upon the consummation of the Transaction and will continue to be in effect until the earlier of (i) 150 days following the date of its execution or (ii) the effective date of the applicable New Agreement (provided such agreement has been approved in the manner required under the 1940 Act), unless terminated sooner in accordance with its terms. In addition, the rate of compensation paid to the Advisor or Sub-Advisor under the applicable Interim Agreement is the same as that under the corresponding Prior Agreement. However, the compensation accrued under the respective Interim Agreement is to be held in an interest bearing escrow account with the Fund’s custodian or a bank. If the applicable New Agreement is approved by shareholders by the end of the 150 days following the effective date of the respective Interim Agreement, the amount held in the escrow account (including interest thereon) will be paid to the Advisor or Sub-Advisor, as applicable. However, if shareholders do not approve the applicable New Agreement by such date, the Advisor or Sub-Advisor, as applicable, will be paid out of the escrow account, the lesser of: (i) any costs incurred by the Advisor or Sub-Advisor in performing the Interim Agreement (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned on that amount while in escrow).

In addition to the above, shareholders of the Funds will be asked to approve an agreement and plan of reorganization, which will change the state and form of the organization of the Company from a Minnesota corporation to a newly formed Massachusetts business trust known as “Wasatch Funds Trust” (the “Trust”).

Shareholder Meeting in 2010

In light of the above, a Special Meeting of Shareholders of the Company will be held on February 11, 2010, at the offices of Wasatch Funds, Inc., 150 Social Hall Avenue, 4th Floor, Salt Lake City, Utah 84111 at 10:00 a.m., Mountain time (the “Meeting”). At the Meeting, Fund shareholders of record as of December 14, 2009 will be asked, as applicable, to vote on the proposals:

1.	To approve the election of Directors;

2.	To approve a new Advisory and Service Contract between the Company and the Advisor;

3.	To approve a new Sub-Advisory Agreement between the Advisor and HIMCO with respect to the U.S. Treasury Fund;

4.	To approve a new Sub-Advisory Agreement between the Advisor and 1st Source with respect to the Income Fund;

5.	To approve a proposed Agreement and Plan of Reorganization pursuant to which each Fund, including the Heritage Value Fund, would be reorganized as a separate series of the Trust, and the liquidation and dissolution of the Funds and the Company; and

6.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

The Directors of the Company have considered the proposals and recommend that the shareholders of each Fund vote in favor of Proposals 1 through 5, as applicable. If any of the proposals is approved by the shareholders the Company’s Board of Directors will take such steps to implement such proposal(s) in accordance with the Proxy Statement dated December 30, 2009 which contains additional details on all of the proposals. A copy of the Proxy Statement can be found at www.proxyonline.com/docs/Wasatch

Proxy Statement.pdf

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS, INC.

Wasatch Strategic Income Fund™ (the “Strategic Income Fund”)

Supplement dated December 30, 2009 to the Prospectus

dated January 31, 2009 and the Statement of Additional Information (“SAI”)

dated January 31, 2009 as amended on March 24, 2009

The Supplement updates certain information contained in the Strategic Income Fund Prospectus dated January 31, 2009 and the SAI dated January 31, 2009 as amended on March 24, 2009. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

The “Management” section of the Prospectus and the “Investment Advisory and Other Services” section of the SAI are amended to include the following information:

A principal shareholder of WA Holdings, Inc. (“Wasatch”), the parent company of Wasatch Advisors, Inc. (the “Advisor”), is intending to sell his Wasatch shares back to Wasatch effective December 31, 2009 (the “Transaction”). Following the Transaction, Wasatch will continue to be 100% employee owned. No shareholder will own over 25% of Wasatch and no individual employee will be deemed to control Wasatch. Because the Transaction may be deemed a change of control of the Advisor, the advisory and service contracts between Wasatch Funds, Inc. (the “Company”) and the Advisor on behalf of the respective series of the Company (each, a “Fund” and collectively, the “Funds”), the sub-advisory agreement between the Advisor and Hoisington Investment Management Company (“HIMCO”) on behalf of the Wasatch-Hoisington U.S. Treasury Fund (the “U.S. Treasury Fund”), and the sub-advisory agreement between the Advisor and 1st Source Corporation Investment Advisors, Inc. (“1st Source” and together with HIMCO, the “Sub-Advisors”) on behalf of the Wasatch-1st Source Income Fund (the “Income Fund”) will automatically terminate in accordance with their terms and applicable law upon the consummation of the Transaction. The foregoing advisory and sub-advisory agreements are each a “Prior Agreement.” Accordingly, for the Advisor and Sub-Advisors to continue to provide services to the respective Funds, shareholders of the Funds are being asked to approve a new advisory agreement with the Advisor on behalf of their Fund, the shareholders of the U.S. Treasury Fund are being asked to approve a new sub-advisory agreement between the Advisor and HIMCO, and the shareholders of the Income Fund are being asked to approve a new sub-advisory agreement between the Advisor and 1st Source (each a “New Agreement” and collectively, the “New Agreements”).

To ensure the continuity of investment advisory services to the Funds after the closing of the Transaction and before shareholder approval of the New Agreements, the Board has approved interim advisory agreements between the Advisor and the Company on behalf of the respective Funds, an interim sub-advisory agreement between the Advisor and 1st Source on behalf of the Income Fund, and an interim sub-advisory agreement between the Advisor and HIMCO on behalf of the U.S. Treasury Fund (collectively, the “Interim Agreements”). Each Interim Agreement will be effective upon the consummation of the Transaction and will continue to be in effect until the earlier of (i) 150 days following the date of its execution or (ii) the effective date of the applicable New Agreement (provided such agreement has been approved in the manner required under the 1940 Act), unless terminated sooner in accordance with its terms. In addition, the rate of compensation paid to the Advisor or Sub-Advisor under the applicable Interim Agreement is the same as that under the corresponding Prior Agreement. However, the compensation accrued under the respective Interim Agreement is to be held in an interest bearing escrow account with the Fund’s custodian or a bank. If the applicable New Agreement is approved by shareholders by the end of the 150 days following the effective date of the respective Interim Agreement, the amount held in the escrow account (including interest thereon) will be paid to the Advisor or Sub-Advisor, as applicable. However, if shareholders do not approve the applicable New Agreement by such date, the Advisor or Sub-Advisor, as applicable, will be paid out of the escrow account, the lesser of: (i) any costs incurred by the Advisor or Sub-Advisor in performing the Interim Agreement (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned on that amount while in escrow).

In addition to the above, shareholders of the Funds will be asked to approve an agreement and plan of reorganization, which will change the state and form of the organization of the Company from a Minnesota corporation to a newly formed Massachusetts business trust known as “Wasatch Funds Trust” (the “Trust”).

Shareholder Meeting in 2010

In light of the above, a Special Meeting of Shareholders of the Company will be held on February 11, 2010, at the offices of Wasatch Funds, Inc., 150 Social Hall Avenue, 4th Floor, Salt Lake City, Utah 84111 at 10:00 a.m., Mountain time (the “Meeting”). At the Meeting, Fund shareholders of record as of December 14, 2009 will be asked, as applicable, to vote on the proposals:

1.	To approve the election of Directors;

2.	To approve a new Advisory and Service Contract between the Company and the Advisor;

3.	To approve a new Sub-Advisory Agreement between the Advisor and HIMCO with respect to the U.S. Treasury Fund;

4.	To approve a new Sub-Advisory Agreement between the Advisor and 1st Source with respect to the Income Fund;

5.	To approve a proposed Agreement and Plan of Reorganization pursuant to which each Fund, including the Strategic Income Fund, would be reorganized as a separate series of the Trust and the liquidation and dissolution of the Funds and the Company; and

6.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

The Directors of the Company have considered the proposals and recommend that the shareholders of each Fund vote in favor of Proposals 1 through 5, as applicable. If any of the proposals is approved by the shareholders the Company’s Board of Directors will take such steps to implement such proposal(s) in accordance with the Proxy Statement dated December 30, 2009 which contains additional details on all of the proposals. A copy of the Proxy Statement can be found at www.proxyonline.com/docs/Wasatch

Proxy Statement.pdf.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE